Description of the Business	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Description of the Business

1. DESCRIPTION OF THE BUSINESS

SeaWorld Entertainment, Inc., through its wholly-owned subsidiary, SeaWorld Parks & Entertainment, Inc. (“SEA”) (collectively, the “Company”), owns and operates eleven theme parks within the United States. Prior to December 1, 2009, the Company did not have any operations. On December 1, 2009, the Company acquired all of the outstanding equity interests of Busch Entertainment LLC and affiliates from Anheuser-Busch Companies, Inc. and Anheuser-Busch InBev SA/NV (“ABI”). At that time, the Company was owned by ten limited partnerships (the “Partnerships” or the “selling stockholders”), ultimately owned by affiliates of The Blackstone Group L.P. (“Blackstone”) and certain co-investors.

On April 24, 2013, the Company completed an initial public offering in which it sold 10,000,000 shares of common stock and the selling stockholders sold 19,900,000 shares of common stock, including 3,900,000 shares pursuant to the exercise in full of the underwriters’ option to purchase additional shares. The offering generated net proceeds of approximately $245,400 to the Company after deducting underwriting discounts and commissions, expenses and transaction costs. The Company did not receive any proceeds from shares sold by the selling stockholders.

On December 17, 2013, the selling stockholders completed a registered secondary offering of 18,000,000 shares of common stock at a price of $30.00 per share. The selling stockholders received all of the net proceeds from the offering and no shares were sold by the Company. Concurrently with the closing of the secondary offering, the Company repurchased 1,500,000 shares of its common stock directly from the selling stockholders in a private, non-underwritten transaction at a price per share equal to the price per share paid to the selling stockholders by the underwriters in the secondary offering. See further discussion in Note 19-Stockholders’ Equity.

The Company operates SeaWorld theme parks in Orlando, Florida; San Antonio, Texas; and San Diego, California, and Busch Gardens theme parks in Tampa, Florida, and Williamsburg, Virginia. The Company operates water park attractions in Orlando, Florida (Aquatica); San Diego, California (Aquatica), Tampa, Florida (Adventure Island), and Williamsburg, Virginia (Water Country USA). The Company also operates a reservations-only attraction offering interaction with marine animals (Discovery Cove) and a seasonal park in Langhorne, Pennsylvania (Sesame Place).

During the years ended December 31, 2013, 2012 and 2011 approximately 55%, 55% and 56% of the Company’s revenues were generated in the State of Florida, respectively.